Revenue and government financing for research expenditures	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and government financing for research expenditures	Revenue and government financing for research expenditures
Revenue from collaboration and licensing agreements
The Company’s revenue from collaboration and licensing agreements amounts to €56,155, €12,112 and €49,580 for the fiscal year ended December 31, 2020, 2021 and 2022, respectively.

	Year ended December 31,
(in thousands of euro)	2020(1)	2021	2022
Proceeds from collaboration and licensing agreements	54,038	10,497	48,806
of which monalizumab agreement - AstraZeneca	33,620	7,497	22,376
of which IPH5201 agreement - AstraZeneca	13,418	—	4,677
of which preclinical molecules agreement - AstraZeneca	—	—	17,400
of which Sanofi agreement	7,000	3,000	4,000
of which other agreements	—	—	353
Invoicing of research and development costs (IPH5201)	2,531	1,613	1,391
Exchange gains (loss) on collaboration agreements	(602)	—	(627)
Others	188	—	10
Revenue from collaboration and licensing agreements	56,155	12,112	49,580
(1)The 2020 comparatives have been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17.
a)Revenue recognition related to monalizumab AstraZeneca agreements and amendments
The Company identified the following promises under the monalizumab AstraZeneca agreements and amendments: (1) a non-exclusive license related to monalizumab restricted to two applications, with an option for an exclusive license related to monalizumab including all applications, (2) the performance of certain initial studies related to Phases 1/2 trials, and participation in certain studies of Phases 1/2 trials and Phase 3 clinical trials through a co-financing.
The Company considered the license has a standalone functionality and is capable of being distinct. However the Company determined that the license is not distinct from the performance of initial studies and participation to Phase 3 clinical trials because they increased the utility of the licensed IP. Thus, the licensed IP, the performance of initial studies and participation to Phase 3 clinical trials are combined into a single performance obligation.
This performance obligation was considered as satisfied over time as AstraZeneca controls the licensed IP which is being enhanced during the agreement. The revenue is recognized over time, based on the input method (costs incurred). As a result, the Company recognizes the price of the transaction as a revenue on the basis of the progress of studies that the Company has undertaken to carry out under the agreement. Progression is assessed following to actual costs incurred relative to the total budgeted costs to fulfill the obligation.
The transaction price was initially estimated to the initial payment of $250,000 thousand, less the amounts that the Company expected to pay to AstraZeneca for co-financing Phase 1/2 clinical studies. The additional payment of $100,000 thousand triggered by AstraZeneca’s exercise of the exclusivity option was treated as a change in the price estimate of the transaction. In addition, the amendment of the contract, which modified the scope and budget of the studies to be carried out by the Company as well as the arrangements for sharing the cost of the other studies, led to a revision of the degree of progress and the price of the transaction. Thus, the exercise of the option and the amendment of the contract resulted in the recognition of a favourable cumulative adjustment of €38,321 thousand in revenue for the year ended December 31, 2019.
The additional payment of $50,000 thousand triggered by the dosing of the first patient in the Phase 3 trial evaluating monalizumab was treated in full as a collaboration commitment ("collaboration liability" in the consolidated balance sheet) in view to the commitment linked to the contract for the Phase 1/2 (co-financing) and Phase 3 studies (amendment signed in September 2020). Consequently, this additional payment has no impact on the transaction price.
In addition to these amounts, AstraZeneca made an additional payment of $50.0 million (€47.7 million) in June 2022 and triggered by the treatment of the first patient in a second Phase 3 trial “PACIFIC-9” evaluating monalizumab in April 2022. This additional payment has been treated as an increase of the collaboration commitment ("collaboration liabilities" in the consolidated statements of financial position) for an amount of $36.0 million (€34.3 million) in connection to the Phase 3 study co-funding commitment made by the Company and notified to AstraZeneca in July 2019. The remaining amount of $14.0 million (€13.4 million) has been treated as an increase of the transaction price, recognized in the income statement in line with the progress of the Phase 1/2 studies.
The subsequent milestones and potential royalty payments are excluded from the transaction price due to the uncertainties of clinical trials results.
The Company used the most likely amount to determine variable consideration. Variable consideration for cost-sharing payments related to certain studies of Phases 1/2 trials and Phase 3 clinical trials when applicable are included in the transaction price.
As a reminder, the expected payments to AstraZeneca are classified as collaboration liability in the consolidated statement of financial position. Quarterly invoices received from AstraZeneca reduce the collaboration liability and have no impact on the consolidated statement of income.
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2019	62,657
Revenue for the 2020 financial year	(33,620)
Transfer from collaboration liabilities	(2,465)
As of December 31, 2020	26,572
Revenue for the 2021 financial year	(7,497)
Transfer from collaboration liabilities	1,084
As of December 31, 2021	20,159
Increase in deffered revenu resulting from the $50m milestone relating to the dosage of the first patent in the Phase 3 trial PACIFIC-9 (1)	47,687
Revenue for the 2022 financial year	(22,376)
Transfer from collaboration liabilities	(30,989)
As of December 31, 2022	14,481
(1) The increase in deferred revenue relating to monalizumab agreement between December 31, 2021 and December 31, 2022 is explained by the additional payment of €47,687 thousand ($50,000 thousand) made by AstraZeneca in June 2022 and triggered by the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022. This increase has led to a simultaneous increase in collaboration commitment ("collaboration liability"- see below) of €34,335 thousand ($36,000 thousand) in accordance with the Company’s July 2019 option concerning the co-financing of Phase 3 trials in the field of collaboration.
Change in monalizumab collaboration liablities (in thousands of euro):

As of December 31, 2019 (1)	21,304
Additions (2)	46,320
Deductions	(20,938)
As of December 31, 2020 (3)	46,686
Additions	4,262
Deductions	(10,534)
As of December 31, 2021 (4)	40,415
Additions (5)	37,564
Deductions	(14,768)
As of December 31, 2022(6)	63,211
(1)Of which €21,304 thousand of current portion.
(2)Including €41,227 thousand euros ($ 50,000 thousand) relating to the collaboration commitment following the milestone payment related to the treatment of the first patient in the Phase 3 trial evaluating monalizumab.
(3)Of which €1,832 thousand of current portion and €44,854 of non-current portion.
(4)Of which €7,418 thousand of current portion and €32,997 thousand of non-current portion.
(5)The increase in collaboration liabilities relating to monalizumab agreement between December 31, 2021 and December 31, 2022 mainly results from (i) a €34,335 thousand ($36,000 thousand) increase in collaboration commitments in connection with the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022, and (ii) a €2,145 thousand net increase in the collaboration commitments in connection with exchange rate fluctuations over the period.
(6)Of which €10,223 thousand of current portion and €52,988 thousand of non-current portion.

b)Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
Revenue related to IPH5201 for the year ended December 31, 2022 is €4,677 million and results from the entire recognition in revenue of the $5.0 million (€4.7 million) milestone payment received from AstraZeneca following the signature on June 1, 2022 of an amendment to the initial contract signed in October 2018. This amendment sets the terms of the collaboration following AstraZeneca’s decision to advance IPH5201 to a Phase 2 study. The Company will conduct the study. Both parties will share the external cost related to the study and incurred by the Company and AstraZeneca will provide products necessary to conduct the clinical trial.

c)Revenue related to collaboration and option agreement related to four to-be-agreed upon molecules (preclinical molecules)
Change in deferred revenue relating to the 2018 future programs option agreement

(in thousands of euro)	Total
As of December 31, 2021	17,400
Augmentation	—
Deductions	(17,400)
As of December 31, 2022	—
During the first half of 2022, the Company received from AstraZeneca a notice that it will not exercise its option to license the four preclinical programs covered in the "Future Programs Option Agreement". This license option was part of the 2018 multi-term agreement between AstraZeneca and the Company under which the Company had received an upfront payment of $20,000 thousand (€17,400 thousand). As the rights related to these four preclinical programs have been returned to the Company, the entire upfront payment of $20,000 thousand (€17,400 thousand) was recognized as revenue as of June 30, 2022.
d)Revenue recognition related to collaboration and license agreement signed with Sanofi in 2016
Revenues under the collaboration and license agreement signed with Sanofi in 2016 amounted to €4,000 thousand for the year ended December 31, 2022 as compared to €3,000 thousand for the year ended December 31, 2021. During the period, the Company announced, notably, the decision taken by Sanofi to advance IPH6401/SAR'514 towards regulatory preclinical studies for a new investigational drug. This decision triggered a milestone payment of €3,000 thousand fully recognized in revenue. This amount was received by the Company on September 9, 2022.
e)Schedule of variance of deferred revenue
The main variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2019	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2020
Monalizumab	62,657	(33,620)	—	(2,465)	26,572
IPH5201	9,054	(13,418)	4,365	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	89,112	(47,038)	4,365	(2,465)	43,973 (1)
(1)Of which €11,299 thousand of current deferred revenue and €32,674 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2020	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2021
Monalizumab	26,572	(7,497)	—	1,084	20,159
IPH5201	—	—	—	—	—
Preclinical molecules	17,400	—	—	—	17,400
Others	—	—	353	—	353
Total	43,973	(7,497)	353	1,084	37,913 (2)
(2) Of which €12,500 thousand of current deferred revenue and €25,413 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2021	Recognition in P&L	Proceeds and other increase	Transfer from collaboration liabilities	December 31, 2022
Monalizumab	20,159	(22,376)	47,687	(30,989)	14,481
Preclinical molecules	17,400	(17,400)	—	—	—
Others	353	(353)	—	—	—
Total	37,913	(39,776)	47,687	(30,989)	14,481 (3)

(3) Of which €6,560 thousand of current deferred revenue and €7,921 thousand of non-current deferred revenue.
Government financing for research expenditures
The Company receives grants from the European Commission and the French government and state organizations in several different forms:
•Investment and operating grants; and
•Research Tax Credits.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
Research Tax Credit(1)	13,084	10,310	7,925
Grant and other tax credit(2)	534	2,281	110
Government financing for research expenditures	13,618	12,591	8,035
(1) As of December 31, 2022, the amount is mainly composed of (i) the research tax credit calculated and recognized for the 2022 financial year for an amount of €9,167 thousand from which is subtracted (ii) a provision amounting to €1,270 thousand following the tax inspection carried out in 2022 by the French tax authorities and relating to the 2019 and 2020 financial years as well as to the research tax credit and the accuracy of its calculation for the 2018 to 2020 financial years. This provision was recognized as a deduction from the 2022 research tax credit, based on estimated amounts and adjustments not disputed by the Company. On March 3, 2023, the Company received from the tax authorities the rectification proposal, confirming the amount of the provision recognized on the amounts of the rectifications not disputed by the Company.
(2) As a reminder, as of December 31, 2021, the total amount of grants recognized in the income statement included all installments of the refundable advance received and remaining to be received as of December 31, 2021 for a total amount of €1,988 thousand. The Company considered that the initial payment of €1,360 thousand euros and an amount to be received of €628 thousand as of December 31, 2021 as non-refundable in accordance with the terms of the agreement and in light of the technical and commercial failure of the project.